Post-employment benefits for employees (Details 9) - Continuing operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined contribution pension and other post-retirement plans disclosure [line items]
Post-employment benefit expense, defined contribution plans	$ 556	$ 477	$ 483
Personnel costs	$ 12,700	$ 12,700	$ 13,100